REVENUE AND OTHER INCOME	12 Months Ended
Dec. 31, 2021
REVENUE AND OTHER INCOME
REVENUE AND OTHER INCOME

5.           REVENUE AND OTHER INCOME

Revenue comprises the fair value of the consideration received or receivable for the sale of goods. An analysis of the Company’s revenue and other income is as follows:

	For the years ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Revenue
Sale of goods	144,743	182,989	327,581
Business management and consulting	71,527	—	—
Total income	216,270	182,989	327,581
Other income
Interest income	16	49	73
Foreign exchange gain	—	124	74
Consulting income	—	7,249	109
Rent deposit refund	—	—	88
Other income	21	223	96
Rental income	9,383	14,286	14,196
	9,420	21,931	14,636

b)Segment reporting

The Company identifies operating segments and prepares segment information based on the regular internal financial information reported to the Chief Executive Officer and executive directors, who are the Company’s chief operating decision makers for their decisions about the allocation of resources to the Company’s business components and for their review of the performance of those components.

All of the Company’s operations are considered by the chief operating decision makers to be aggregated into two reportable operating segments: 1) the manufacture and sale of standard to high-end ceramic tiles, 2) the business management consulting, information system technology consulting services including the sales of software use rights for digital data deposit platforms and asset management systems, and online social media platform development and consulting. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Company’s chief operating decision makers in deciding how to allocate resources and in assessing performance.

The business of the Company is engaged entirely in the PRC. The Chief Executive Officer and executive directors regularly review the Company’s business as one geographical segment.

The following table shows the Company's operations by business segment for the years ended December 31, 2021, 2020 and 2019.

	For the years Ended December 31,
	2021	2020	2019
	RMB'000	RMB'000	RMB'000
Revenues
Sales of tile products	144,743	182,989	327,581
Business management and consulting	71,527	—	—
Total revenues	216,270	182,989	327,581

Cost of revenues
Sales of tile products	83,436	208,991	246,255
Business management and consulting	65,493	—	—
Total cost of revenues	148,929	208,991	246,255

Operating costs and expenses
Sales of tile products	20,292	38,723	36,747
Business management and consulting	9,955	—	—
Other	10,677	—	—
Total operating costs and expenses	40,924	38,723	36,747

Bad debt expense
Sales of tile products	115,407	150,268	68,660
Business management and consulting	10,147	—	—
Total bad debt expense	125,554	150,268	68,660

Other -expenses
Sales of tile products	90	—	—
Business management and consulting	34	—	—
Total other expenses	124	—	—

Other income
Sales of tile products	9,389	14,682	7,436
Business management and consulting	29	7,249	7,200
Other	2	—	—
Total other income	9,420	21,931	14,636

Loss from operations
Sales of tile products	(65,093)	(193,062)	(9,445)
Business management and consulting	(14,073)	—	—
Other	(10,675)	—	—
Loss from operations	(89,841)	(193,062)	(9,445)

	As of	As of
	December 31,	December 31,
	2021	2020
Segment assets
Sale of tile products	147,890	225,386
Business management and consulting	27,222	—
Others	2,755	—
Total assets	177,867	225,386